Note 12 - Income Taxes - Income Tax Rate Reconciliation (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
U.S. federal statutory income tax	35.00%	35.00%	35.00%
State and local income tax, net of benefits	4.20%	4.20%	4.80%
Fair value of derivatives			22.40%
Other	3.70%	(0.10%)	(0.40%)
Valuation allowance for deferred income tax assets	(42.90%)	(39.10%)	(61.60%)
Effective income tax rate			0.20%